Schedule of Investments (unaudited) October 31, 2019	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.3%

Aerospace & Defense — 2.2%
L3Harris Technologies, Inc.	1,310	$270,266
Lockheed Martin Corp.	897	337,882
Northrop Grumman Corp.	132	46,527
Raytheon Co.	738	156,611
United Technologies Corp.	1,691	242,794

		1,054,080

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	1,376	104,081
Expeditors International of Washington, Inc.	1,814	132,313
United Parcel Service, Inc., Class B	231	26,604

		262,998

Banks — 0.8%
BB&T Corp.	503	26,684
M&T Bank Corp.	686	107,380
U.S. Bancorp	4,071	232,128
Wells Fargo & Co.	523	27,003

		393,195

Beverages — 3.0%
Brown-Forman Corp., Class B	775	50,778
Coca-Cola Co.	13,367	727,566
PepsiCo, Inc.	5,044	691,885

		1,470,229

Biotechnology — 0.1%
Vertex Pharmaceuticals, Inc.(a)	205	40,073

Capital Markets — 0.6%
CME Group, Inc.	1,097	225,708
Intercontinental Exchange, Inc.	430	40,557
MarketAxess Holdings, Inc.	86	31,699

		297,964

Chemicals — 1.0%
Air Products & Chemicals, Inc.	600	127,956
Ecolab, Inc.	1,628	312,690
International Flavors & Fragrances, Inc.	459	56,003

		496,649

Commercial Services & Supplies — 3.3%
Republic Services, Inc.	7,499	656,237
Waste Connections, Inc.	2,625	242,550
Waste Management, Inc.	6,142	689,194

		1,587,981

Communications Equipment — 2.2%
Cisco Systems, Inc.	7,691	365,399
F5 Networks, Inc.(a)	765	110,221
Juniper Networks, Inc.	944	23,430

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	3,411	$567,318

		1,066,368

Containers & Packaging — 0.1%
Ball Corp.	537	37,574

Distributors — 0.2%
Genuine Parts Co.	810	83,090

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(a)	1,309	278,267

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	13,761	529,661
Verizon Communications, Inc.	11,553	698,610
Zayo Group Holdings, Inc.(a)	2,578	88,013

		1,316,284

Electric Utilities — 5.8%
Alliant Energy Corp.	1,050	56,007
American Electric Power Co., Inc.	2,555	241,166
Duke Energy Corp.	5,350	504,291
Evergy, Inc.	2,009	128,395
Eversource Energy	1,501	125,694
NextEra Energy, Inc.	2,904	692,139
Southern Co.	8,375	524,778
Xcel Energy, Inc.	8,290	526,498

		2,798,968

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	3,965	397,808
FLIR Systems, Inc.	1,253	64,605

		462,413

Entertainment — 0.7%
Walt Disney Co.	2,550	331,296

Equity Real Estate Investment Trusts (REITs) — 8.2%
American Tower Corp.	1,610	351,109
AvalonBay Communities, Inc.	2,005	436,408
Camden Property Trust	1,912	218,675
Crown Castle International Corp.	3,124	433,580
Digital Realty Trust, Inc.	189	24,011
Duke Realty Corp.	813	28,569
Equinix, Inc.	94	53,277
Equity Residential	4,504	399,325
Essex Property Trust, Inc.	586	191,698
Extra Space Storage, Inc.	960	107,779
Invitation Homes, Inc.	2,512	77,344
Mid-America Apartment Communities, Inc.	920	127,871
National Retail Properties, Inc.	1,943	114,462
Public Storage	1,970	439,034
Realty Income Corp.	4,014	328,305
SBA Communications Corp.	661	159,070
Simon Property Group, Inc.	326	49,122
UDR, Inc.	3,852	193,563

1

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	1,293	$84,174
Welltower, Inc.	1,807	163,877

		3,981,253

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	393	116,764
Sysco Corp.	2,254	180,027
Walmart, Inc.	2,642	309,801

		606,592

Food Products — 4.5%
Bunge Ltd.	488	26,352
Campbell Soup Co.	2,791	129,251
General Mills, Inc.	1,620	82,393
Hershey Co.	3,868	568,093
Hormel Foods Corp.	7,112	290,810
Ingredion, Inc.	352	27,808
J.M. Smucker Co.	874	92,364
Kellogg Co.	3,549	225,468
Lamb Weston Holdings, Inc.	2,996	233,808
McCormick & Co., Inc.	1,390	223,359
Mondelez International, Inc., Class A	4,372	229,311
Tyson Foods, Inc., Class A	355	29,391

		2,158,408

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	1,382	115,549
Baxter International, Inc.	4,249	325,898
Becton Dickinson & Co.	701	179,456
Boston Scientific Corp.(a)	1,317	54,919
Cooper Cos., Inc.	471	137,061
Danaher Corp.	2,405	331,457
Medtronic PLC	4,383	477,309
Stryker Corp.	1,350	291,964
Zimmer Biomet Holdings, Inc.	185	25,573

		1,939,186

Health Care Providers & Services — 1.6%
Anthem, Inc.	745	200,465
Henry Schein, Inc.(a)	341	21,342
Humana, Inc.	464	136,509
Quest Diagnostics, Inc.	267	27,034
UnitedHealth Group, Inc.	1,056	266,851
Universal Health Services, Inc., Class B	794	109,143
WellCare Health Plans, Inc.(a)	124	36,778

		798,122

Health Care Technology — 0.1%
Cerner Corp.	365	24,499

Hotels, Restaurants & Leisure — 3.4%
Darden Restaurants, Inc.	952	106,881
McDonald’s Corp.	3,316	652,257
Starbucks Corp.	3,541	299,427

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	5,634	$573,034

		1,631,599

Household Durables — 0.4%
Garmin Ltd.	1,265	118,594
NVR, Inc.(a)	24	87,278

		205,872

Household Products — 2.5%
Church & Dwight Co., Inc.	2,269	158,694
Clorox Co.	1,299	191,849
Colgate-Palmolive Co.	1,999	137,132
Kimberly-Clark Corp.	1,150	152,812
Procter & Gamble Co.	4,549	566,396

		1,206,883

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	956	165,130

Insurance — 10.3%
Aflac, Inc.	6,107	324,648
Alleghany Corp.(a)	38	29,575
Allstate Corp.	2,831	301,275
American Financial Group, Inc.	777	80,839
American International Group, Inc.	1,991	105,443
Aon PLC	1,846	356,573
Arch Capital Group Ltd.(a)	9,999	417,558
Arthur J Gallagher & Co.	2,864	261,254
Chubb Ltd.	2,923	445,524
Cincinnati Financial Corp.	961	108,795
Erie Indemnity Co., Class A	215	39,618
Everest Re Group Ltd.	1,429	367,382
Fidelity National Financial, Inc.	2,093	95,943
Hartford Financial Services Group, Inc.	4,228	241,334
Loews Corp.	471	23,079
Markel Corp.(a)	189	221,319
Marsh & McLennan Cos., Inc.	3,209	332,517
Progressive Corp.	3,599	250,850
RenaissanceRe Holdings Ltd.	1,456	272,534
Travelers Cos., Inc.	1,687	221,098
W.R. Berkley Corp.	5,146	359,706
Willis Towers Watson PLC	585	109,337

		4,966,201

Interactive Media & Services — 0.2%
Alphabet, Inc., Class C(a)	41	51,664
Facebook, Inc., Class A(a)	227	43,505

		95,169

Internet & Direct Marketing Retail — 0.1%
eBay, Inc.	730	25,733
Expedia Group, Inc.	185	25,282

		51,015

IT Services — 9.7%
Accenture PLC, Class A	2,846	527,705

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Automatic Data Processing, Inc.	1,484	$240,749
Broadridge Financial Solutions, Inc.	1,271	159,155
Cognizant Technology Solutions Corp., Class A	2,714	165,391
Fidelity National Information Services, Inc.	3,603	474,731
Fiserv, Inc.(a)	5,719	607,015
FleetCor Technologies, Inc.(a)	426	125,338
International Business Machines Corp.	1,297	173,448
Jack Henry & Associates, Inc.	2,616	370,321
Mastercard, Inc., Class A	1,785	494,106
Paychex, Inc.	4,895	409,418
VeriSign, Inc.(a)	853	162,087
Visa, Inc., Class A	4,004	716,155
Western Union Co.	3,156	79,089

		4,704,708

Leisure Products — 0.2%
Hasbro, Inc.	830	80,767

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	555	167,599

Media — 1.4%
CBS Corp., Class B	452	16,290
Charter Communications, Inc., Class A(a)	456	213,344
Comcast Corp., Class A	5,828	261,211
Fox Corp., Class B(a)	972	30,366
Omnicom Group, Inc.	1,315	101,505
Sirius XM Holdings, Inc.	8,835	59,371

		682,087

Metals & Mining — 1.8%
Newmont Goldcorp Corp.	21,674	861,108

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AGNC Investment Corp.	18,871	321,751
Annaly Capital Management, Inc.	48,800	438,224

		759,975

Multi-Utilities — 2.6%
CMS Energy Corp.	1,776	113,522
Consolidated Edison, Inc.	6,043	557,285
Dominion Energy, Inc.	2,516	207,696
DTE Energy Co.	239	30,429
Sempra Energy	199	28,758
WEC Energy Group, Inc.	3,514	331,722

		1,269,412

Multiline Retail — 1.5%
Dollar General Corp.	2,296	368,141
Dollar Tree, Inc.(a)	1,456	160,742
Nordstrom, Inc.	680	24,412

Security	Shares	Value

Multiline Retail (continued)
Target Corp.	1,581	$169,025

		722,320

Oil, Gas & Consumable Fuels — 2.6%
Cabot Oil & Gas Corp.	4,292	80,003
Cheniere Energy, Inc.(a)	3,172	195,237
Chevron Corp.	4,656	540,748
Exxon Mobil Corp.	5,567	376,162
Occidental Petroleum Corp.	665	26,932
ONEOK, Inc.	321	22,415

		1,241,497

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	1,298	74,466
Eli Lilly & Co.	2,394	272,796
Johnson & Johnson	4,263	562,887
Merck & Co., Inc.	5,645	489,196
Pfizer, Inc.	14,353	550,725
Zoetis, Inc.	1,220	156,062

		2,106,132

Professional Services — 0.3%
Verisk Analytics, Inc.	958	138,623

Road & Rail — 0.2%
AMERCO	205	83,033

Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.	366	107,183
Intel Corp.	1,022	57,774
Texas Instruments, Inc.	214	25,250

		190,207

Software — 2.3%
CDK Global, Inc.	865	43,717
Citrix Systems, Inc.	1,085	118,113
Intuit, Inc.	311	80,083
Microsoft Corp.	3,400	487,458
Oracle Corp.	4,196	228,640
Palo Alto Networks, Inc.(a)	401	91,183
Synopsys, Inc.(a)	631	85,658

		1,134,852

Specialty Retail — 4.0%
Advance Auto Parts, Inc.	248	40,295
AutoZone, Inc.(a)	242	276,940
Burlington Stores, Inc.(a)	632	121,451
Home Depot, Inc.	1,851	434,208
O’Reilly Automotive, Inc.(a)	353	153,735
Ross Stores, Inc.	2,230	244,564
TJX Cos., Inc.	9,549	550,500
Tractor Supply Co.	251	23,850

3

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.(a)	272	$63,417

		1,908,960

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	570	141,793
Dell Technologies, Inc., Class C(a)	408	21,579

		163,372

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	1,835	164,324
VF Corp.	1,166	95,950

		260,274

Tobacco — 0.6%
Altria Group, Inc.	3,601	161,289
Philip Morris International, Inc.	1,514	123,300

		284,589

Water Utilities — 0.1%
American Water Works Co., Inc.	234	28,845

Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.(a)	4,768	394,123

Total Common Stocks — 97.3% (Cost — $42,554,906)		46,989,841

Security	Shares	Value

Investment Companies — 1.2%

Equity Fund — 1.2%
iShares Edge MSCI Min Vol USA ETF(c)	8,815	$563,719

Total Investment Companies — 1.2% (Cost — $554,814)		563,719

Total Long-Term Investments — 98.5% (Cost — $43,109,720)		47,553,560

Short-Term Securities — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.77%(b)(c)	652,006	652,006

Total Short-Term Securities — 1.3% (Cost — $652,006)		652,006

Total Investments — 99.8% (Cost — $43,761,726)		48,205,566

Other Assets Less Liabilities — 0.2%		82,722

Net Assets — 100.0%		$48,288,288

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)(c)	156,313	—	(156,313)	—	$—	$25	(d)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	201,619	450,387	—	652,006	652,006	3,515		—	—
iShares Edge MSCI Min Vol USA ETF	1,087	30,300	(22,572)	8,815	563,719	1,625		4,994	3,665

					$1,215,725	$5,165		$4,994	$3,665

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Min Vol USA Index Fund

Portfolio Abbreviations

ETF       Exchange-Traded Fund

MSCI     Morgan Stanley Capital International

REIT      Real Estate Investment Trust

S&P       Standard & Poor’s

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	3	12/20/19	$455	$844

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$46,989,841	$—	$—	$46,989,841
Investment Companies	563,719	—	—	563,719
Short-Term Securities	652,006	—	—	652,006

	$48,205,566	$—	$—	$48,205,566

Derivative Financial Instruments(b)
Assets:
Equity contracts	$844	$—	$—	$844

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5